Tax charge - Reconciliation of shareholder effective tax rate (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of effective tax rate
Adjusted operating profit	$ 1,571	$ 1,286
Non-operating (loss) profit	(308)	(420)
Profit before tax	1,263	866
Tax at the expected rate, attributable to shareholders	$ (259)	$ (182)
Tax at the expected rate, attributable to shareholders, percentage impact on ETR	21.00%	21.00%
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates	$ 33	$ 31
Income not taxable or taxable at concessionary rates, percentage impact on ETR	(3.00%)	(4.00%)
Deductions not allowable for tax purposes	$ (34)	$ (15)
Deductions not allowable for tax purposes, percentage impact on ETR	3.00%	2.00%
Items related to taxation of life insurance businesses	$ 71	$ (7)
Items related to taxation of life insurance businesses, percentage impact on ETR	(6.00%)	1.00%
Deferred tax adjustments	$ (4)	$ (3)
Deferred tax adjustments, percentage impact on ETR	0.00%	0.00%
Unrecognised tax losses	$ (66)	$ (72)
Unrecognised tax losses, percentage impact on ETR	5.00%	8.00%
Effect of results of joint ventures and associates	$ 37	$ 37
Effect of results of joint ventures and associates, percentage impact on ETR	(3.00%)	(4.00%)
Irrecoverable withholding taxes	$ (35)	$ (26)
Irrecoverable withholding taxes, percentage impact on ETR	3.00%	3.00%
Other	$ 2	$ 3
Other, percentage impact on ETR	0.00%	0.00%
Total effects of recurring tax reconciliation items	$ 4	$ (52)
Total tax rate, Effects of recurring tax reconciliation items, percentage impact on ETR	(1.00%)	6.00%
Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years	$ 6	$ (21)
Adjustments to tax charge in relation to prior years, percentage impact on ETR	0.00%	2.00%
Movements in provisions for open tax matters	$ 59	$ 12
Movements in provisions for open tax matters, percentage impact on ETR	(5.00%)	(1.00%)
Impact of changes in local statutory tax rates	$ 8	$ (1)
Impact of changes in local statutory tax rates, percentage impact on ETR	(1.00%)	0.00%
Adjustments in relation to business disposals and corporate transactions	$ (11)
Adjustments in relation to business disposals, percentage impact on ETR	1.00%
Total effects of non-recurring tax reconciliation items	$ 62	$ (10)
Total tax rate, Effects of non-recurring tax reconciliation items, percentage impact on ETR	(5.00%)	1.00%
Total tax charge attributable to shareholders	$ (193)	$ (244)
Total actual tax charge (credit), attributable to shareholders, percentage impact on ETR	15.00%	28.00%
Analysed into:
Tax on adjusted operating profit	$ (222)	$ (274)
Tax on non-operating loss	$ 29	$ 30
Actual tax rate on:
Adjusted operating profit (loss), Including non-recurring tax reconciling items (as a percent)	14.00%	21.00%
Adjusted operating profit (loss), excluding non-recurring tax reconciling items (as a percent)	19.00%	21.00%
Total profit (loss) (as a percent)	15.00%	28.00%
Singapore and Malaysia
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates	$ 33	$ 31
Hong Kong
Effects of recurring tax reconciliation items:
Items related to taxation of life insurance businesses	$ 71
Notes
Applicable tax rate	5.00%